Pension and Severance Plans (Details 2) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Japanese Plans [Member]
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	¥ 515,701	¥ 443,977
Actual return on plan assets	4,327	59,654
Employer contribution	34,892	32,803
Benefits paid	(18,272)	(20,733)
Fair value of plan assets at end of the fiscal year	536,648	515,701
Funded status at end of the fiscal year	(199,205)	(193,853)
Foreign Plans [Member]
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	134,226	98,739
Actual return on plan assets	10,930	31,775
Foreign currency exchange rate changes	(9,121)	(1,502)
Employer contribution	13,029	18,387
Plan participants' contributions	764	322
Curtailments and settlements	217	407
Benefits paid	(9,224)	(13,088)
Fair value of plan assets at end of the fiscal year	140,387	134,226
Funded status at end of the fiscal year	¥ (66,110)	¥ (97,115)